Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges	$ 82,509	$ 69,415	$ 57,847
Outsourcing expenses	32,812	27,268	23,338
Website hosting charges	26,646	24,215	20,558
Travelling and conveyance	4,536	3,776	2,894
Communication	4,801	6,599	5,459
Technology and maintenance	8,252	7,411	5,605
Distribution costs	51,927	40,045
Legal and professional	5,988	5,120	6,086
Impairment provision for non-financial assets (refer note 24)		10,047
Intangible assets written off	1,481	982
Miscellaneous expenses	12,953	9,955	11,911
Total	$ 231,905	$ 204,833	$ 133,698